Derivative Liabilities (Details 2) (USD $)	3 Months Ended	9 Months Ended	12 Months Ended
	Oct. 31, 2011	Apr. 30, 2013	Jul. 31, 2012	Jul. 31, 2011
Underlying number of units of convertible preferred stock	2,575			2,575
Underlying number of warrants				17,166,667
Current exercise price of warrants		$ 0.03	$ 0.15	$ 0.25
Preferred Stock Conversion Price Per Share				$ 0.15
Time to expiration		3 years 4 months 13 days	3 years 10 months 24 days
Risk-free interest rate		0.50%	0.45%
Estimated volatility		88.00%	104.00%
Dividend		0.00%	0.00%
Stock price		$ 0.026	$ 0.093
Investment Rights Liability [Member]
Time to expiration				1 year
Risk-free interest rate				1.23%
Estimated volatility				58.00%
Dividend				0.00%
Stock price				$ 0.13